ACCOUTNING POLICIES (Derivative financial instruments and hedging activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges
Derivative instruments, gain (loss) [Line Items]
Effective portion of hedge	$ (0.1)	$ 0.5